INVESTMENT IN A JOINT VENTURE	12 Months Ended
Dec. 31, 2018
INVESTMENT IN A JOINT VENTURE [abstract]
Disclosure of investment in a joint venture
16.	INVESTMENT IN A JOINT VENTURE

Particulars of the joint venture at the end of the reporting period are as follows:

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid- up/registered capital	Percentage of equity attributable to the Group	Principal activities
BC ENERGY INVESTMENTS CORP.(1)	British Virgin Islands	US$ 102,325,582	50%	Investment holding

(1)	Bridas Corporation changed its name to BC ENERGY INVESTMENTS CORP. on March 23, 2018.

Summarized financial information of the joint venture is disclosed below:

	2017		2018

Current assets		11,614	12,054

Non-current assets		63,660	47,116

Current liabilities		(6,630)	(6,851)

Non-current liabilities		(18,486)	(11,783)

	2016	2017	2018
Revenue	28,371	29,879	18,661
Depreciation, depletion and amortization	(3,988)	(3,742)	(3,446)
Interest income	388	313	95
Finance costs	(704)	(550)	(518)

Profit/(loss) before tax	1,226	2,215	(17,816)
Income tax (expense)/credit	(160)	(1,109)	6,630
Profit/(loss) after tax	1,066	1,106	(11,186)
Total comprehensive income/(expense)	1,066	1,106	(11,186)

The loss attributable to a joint venture recognized during the period was primarily attributable to the impairment at BC ENERGY INVESTMENTS CORP. in Argentina, which was triggered by the significant depreciation of the currency of peso and the significant interest rate increase in Argentina.

Dividend of US$20 million (equivalent to RMB132 million) was received from the joint venture in 2018 and US$36 million (equivalent to RMB243 million) was received from the joint venture in 2017 and no dividend was received from the joint venture in 2016.